Schedule of Investments (unaudited) March 31, 2022	BlackRock LifePath® Dynamic 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)

Equity Funds — 89.0%
BlackRock Advantage Emerging Markets Fund, Class K	1,539,507	$16,672,863
Diversified Equity Master Portfolio	$87,928,339	87,928,339
International Tilts Master Portfolio	$23,926,467	23,926,467
iShares Developed Real Estate Index Fund, Class K	685,551	7,856,410
iShares MSCI EAFE Small-Cap ETF	140,886	9,346,377

		145,730,456

Fixed-Income Funds — 2.2%
Advantage CoreAlpha Bond Master Portfolio	$586,911	586,911
iShares Core U.S. Aggregate Bond ETF	11,490	1,230,579
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	2,373	286,991
iShares TIPS Bond ETF(b)	7,991	995,439
Master Total Return Portfolio	$437,788	437,788

		3,537,708

Security	Shares	Value
Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(c)(d)	1,313,401	$1,313,138
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(c)	13,462,363	13,462,363

		14,775,501

Total Investments — 100.2% (Cost: $133,384,926)		164,043,665

Liabilities in Excess of Other Assets — (0.2)%		(309,545)

Net Assets — 100.0%		$163,734,120

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
Advantage CoreAlpha Bond Master Portfolio	$627,347	$3,148	(a)(b)	$—	$(11,695)	$(31,889)	$586,911	$586,911	$3,148		$—
BlackRock Advantage Emerging Markets Fund, Class K	18,575,551	1,502,677		(1,886,139)	(343,486)	(1,175,740)	16,672,863	1,539,507	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	320,339	994,098	(a)	—	(1,359)	60	1,313,138	1,313,401	1,569	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,214,291	3,248,072	(a)	—	—	—	13,462,363	13,462,363	2,229		—
Diversified Equity Master Portfolio	92,923,674	186,555	(a)(b)	—	659,065	(5,840,955)	87,928,339	$87,928,339	186,555		—
International Tilts Master Portfolio	25,941,682	169,296	(a)(b)	—	(201,919)	(1,982,592)	23,926,467	$23,926,467	169,296		—
iShares Core U.S. Aggregate Bond ETF	1,310,779	—		—	—	(80,200)	1,230,579	11,490	3,701		—
iShares Developed Real Estate Index Fund, Class K	8,365,119	163,257		(348,199)	14,257	(338,024)	7,856,410	685,551	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	314,470	—		—	—	(27,479)	286,991	2,373	1,181		—
iShares MSCI EAFE Small-Cap ETF	10,297,358	—		—	—	(950,981)	9,346,377	140,886	—		—
iShares TIPS Bond ETF	1,032,437	—		—	—	(36,998)	995,439	7,991	5,336		—
Master Total Return Portfolio	467,731	4,822	(a)(b)	—	(7,077)	(27,688)	437,788	$437,788	4,822		—

					$107,786	$(10,492,486)	$164,043,665		$377,837		$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX Mini Index	84	04/14/22	$778	$3,143
S&P/TSE 60 Index	24	06/16/22	5,057	78,881
FTSE 100 Index	16	06/17/22	1,565	50,208
Mini FTSE/MIB Index	30	06/17/22	804	20,051
MSCI EAFE Index	51	06/17/22	5,468	232,325
Russell 2000 E-Mini Index	17	06/17/22	1,756	50,489
S&P 500 Micro E-Mini Index	28	06/17/22	634	(195)

				434,902

Short Contracts
Mini TPX Index	99	06/09/22	1,567	(64,876)

				$370,026

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	2,575,000	USD	1,888,797	Morgan Stanley & Co. International PLC	06/15/22	$40,398
CAD	2,375,000	USD	1,855,625	Deutsche Bank AG	06/15/22	43,794
CAD	274,000	USD	218,210	Morgan Stanley & Co. International PLC	06/15/22	923
CAD	6,007,444	USD	4,743,660	Morgan Stanley & Co. International PLC	06/15/22	60,827
USD	229,326	EUR	206,000	Morgan Stanley & Co. International PLC	06/15/22	823
USD	1,810,168	JPY	208,785,060	Morgan Stanley & Co. International PLC	06/15/22	91,989

						238,754

EUR	4,781,931	USD	5,323,142	Bank of America N.A.	06/15/22	(18,843)
JPY	208,785,000	USD	1,814,074	Deutsche Bank AG	06/15/22	(95,895)
USD	1,877,216	AUD	2,575,111	Deutsche Bank AG	06/15/22	(52,063)
USD	1,875,162	CAD	2,374,659	Bank of America N.A.	06/15/22	(23,985)
USD	5,216,362	EUR	4,782,000	Deutsche Bank AG	06/15/22	(88,012)

						(278,798)

						$(40,044)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$33,875,650	$—	$—	$33,875,650
Fixed-Income Funds	2,513,009	—	—	2,513,009
Money Market Funds	14,775,501	—	—	14,775,501

	$51,164,160	$—	$—	51,164,160

Investments Valued at NAV(a)				112,879,505

				$164,043,665

Derivative Financial Instruments(b)
Assets
Equity Contracts	$361,695	$73,402	$—	$435,097
Foreign Currency Exchange Contracts	—	238,754	—	238,754
Liabilities
Equity Contracts	(195)	(64,876)	—	(65,071)
Foreign Currency Exchange Contracts	—	(278,798)	—	(278,798)

	$361,500	$(31,518)	$—	$329,982

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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